Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Transactions with Related Parties [Abstract]
Related Party Transactions

	Nine Months Ended September 30,
	2011	2012
Charter hire commissions	$918,371	$480,707
Vessel sale & purchase commissions	1,951,028	-
Total Allseas commissions	$2,869,399	$480,707

Included in Vessel operating expenses
Superintendent fees	$213,259	$277,559

Included in Dry-docking expenses
Superintendent fees	$81,622	$-

Management fees - related party
Management fees	$3,151,146	$2,496,622
Legal, accounting and finance fees	390,257	492,898
Loretto agreement	248,416	-
Total Management fees	$3,789,819	$2,989,520

Included in General and administrative expenses
Administrative fees	$25,332	$26,422
Executive services agreement	$2,658,013	$2,412,021